Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Parenthetical) (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure Of Collateral [Abstract]
Threshold Limit Of Pledged Amount	₩ 522